Commitments, Contingent Liabilities and Litigation - Schedule of Purchase Commitments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
2024	$ 25,969
2025	9,935
2026	3,786
2027	347
2028	264
Purchase obligation	40,301
Previously Reported
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
2024	31,693
2025	8,433
2026	3,786
2027	347
2028	264
Purchase obligation	$ 44,523